Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligations	Future minimum payments required under these commitments are as follows:
Purchase
Obligations
(Dollars in millions)
2018	$1,177
2019	657
2020	73
2021	42
2022	21
Thereafter	31
Total	$2,001

Lease Commitments

As of December 31, 2017, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in millions)
2018	$145	$54
2019	133	45
2020	120	34
2021	107	21
2022	92	9
Thereafter	737	2
Total	$1,334	$165